Dreyfus Institutional
Short Term
Treasury Fund


Investing for current income with minimum fluctuation of principal




PROSPECTUS February 1, 2000



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

                            Dreyfus Institutional Short Term Treasury Fund
                             ---------------------------------------------
                               Ticker Symbols  INSTITUTIONAL SHARES: DRIAX
                                                    INVESTOR SHARES: DRIBX

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          1

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          5

Distributions and Taxes                                                   6

Services for Fund Investors                                               7

Instructions for Accounts                                                 8

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

THE FUND IS DESIGNED FOR INSTITUTIONAL INVESTORS. FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS. SEE "ACCOUNT POLICIES" FOR MORE INFORMATION



GOAL/APPROACH

The fund seeks a high level of current income with minimum fluctuation of principal. To pursue this goal, the fund purchases only U.S. Treasury securities, and may enter into repurchase agreements collateralized by such securities. To help minimize fluctuations of principal, the fund will limit the remaining maturities of the Treasury securities it purchases to three years or less and its repurchase agreements to those that mature the next business day; the dollar-weighted average maturity of its portfolio is not expected to exceed two years.

The fund is intended for investors who are seeking a high level of current income from their investments. Because of potential fluctuations in the fund's share price, the fund may be inappropriate for short-term investors who require maximum stability of principal.



Concepts to understand

U.S. TREASURY SECURITIES: negotiable debt obligations of the U.S. government, secured by its full faith and credit and issued at various interest rates and maturities. The income from U.S. Treasury securities is exempt from state and local, but not federal, taxes.

REPURCHASE AGREEMENT: agreement between a seller and the fund as buyer whereby the seller agrees to repurchase a security at an agreed upon time and price. Dividends and distributions attributable to interest from repurchase agreements may be subject to state and local taxes.

AVERAGE WEIGHTED MATURITY: the length of time, in days or years, until the securities held by the fund, on average, will mature, or be redeemed by the issuer. The average maturity is weighted according to the dollar amounts invested by the fund in the various securities. In general, the longer a fund's average weighted maturity, the more its share price will fluctuate in response to changing interest rates.






MAIN RISKS

Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the fund to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore in the fund's share price. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Neither the market value of such securities nor the fund's share price is guaranteed. Although the fund seeks to maintain minimum fluctuation of principal value, it is possible to lose money by investing in the fund.



Other potential risks

Repurchase agreements involve the risk of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the fund's ability to dispose of the underlying securities.

The fund also may enter into reverse repurchase agreements that are subject to interest costs which may not be recovered by appreciation of the securities purchased.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the fund to risk of loss if the institution breaches its agreement with the fund.



PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the performance of the fund's Institutional shares from year to year. The second table compares the performance of each of the fund's share classes over time to that of the Merrill Lynch Governments, U.S. Treasury, Short-Term Index, an unmanaged performance benchmark for Treasury securities with maturities of 1-3 years and par amounts outstanding of $1 billion or more. Both tables assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

INSTITUTIONAL SHARES




                                3.57    10.00   4.94    6.28    6.90    2.88
1990    1991    1992    1993    1994    1995    1996    1997    1998    1999


BEST QUARTER:                    Q2 '95                           +3.31%

WORST QUARTER:                   Q1 '94                           +0.25%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                                                                                  Since
                                                                                                               inception
                                                     1 Year                        5 Years                     (10/29/93)
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES                                  2.88%                        6.17%                         5.64%

INVESTOR SHARES                                       2.64%                        6.02%                         5.46%

MERRILL LYNCH
GOVERNMENTS,
U.S. TREASURY,
SHORT-TERM INDEX                                      3.06%                        6.50%                         5.41%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 10/31/93 IS USED AS THE
BEGINNING VALUE ON 10/29/93.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

                                                             The Fund       1






<PAGE 1>

EXPENSES

Fund investors pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the fund's share price.

Fee table

                                           Institutional       Investor
                                              shares            shares
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                0.20              0.20

Rule 12b-1 fee (distribution and service)      NONE              0.25

Other expenses                                 NONE              NONE
--------------------------------------------------------------------------------

TOTAL                                          0.20              0.45



Expense example

                                                 Institutional       Investor
                                                    shares            shares
--------------------------------------------------------------------------------

1 Year                                                   $20              $46

3 Years                                                  $64             $144

5 Years                                                 $113             $252

10 Years                                                $255             $567

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether the investors sold their shares at the end of the period or kept them. Because actual returns and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: a fee paid to the fund's distributor for distributing Investor shares, and to Dreyfus and its affiliates for advertising and marketing related to Investor shares and for providing services related to the maintenance of shareholder accounts. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

OTHER EXPENSES: Dreyfus has agreed to pay certain expenses other than the management fee and, with respect to Investor shares, Rule 12b-1 fees. This understanding is voluntary and may be terminated at any time upon at least 90 days' prior notice to investors (but Dreyfus has committed not to do so at least through September 30, 2000).

2





<PAGE 2>

MANAGEMENT

The fund's investment adviser is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $120 billion in over 160 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $450 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


The fund's primary portfolio manager is Gerald E. Thunelius. He has held that position since June 1994 and has been employed by Dreyfus since May 1989.

Dreyfus has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund. Dreyfus portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.



Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus has taken steps designed to avoid year 2000-related problems in its systems and to monitor the readiness of other service providers. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

                                                             The Fund       3



<PAGE 3>

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.


                                                                                          YEAR ENDED SEPTEMBER 30,
 INSTITUTIONAL SHARES                                                           1999       1998      1997(1)     1996       1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            2.01       1.98      1.98       1.99       1.96

 Investment operations:  Investment income -- net                                 .11        .12       .12        .13        .13

                         Net realized and unrealized gain (loss)
                         on investments                                         (.05)        .03        --      (.01)        .03

 Total from investment operations                                                 .06        .15       .12        .12        .16

 Distributions:          Dividends from investment income -- net                (.11)      (.12)     (.12)      (.13)      (.13)

 Net asset value, end of period                                                  1.96       2.01      1.98       1.98       1.99

 Total return (%)                                                                2.92       7.56      6.23       6.03       8.45
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .20        .20       .20        .20        .20

 Ratio of net investment income to average net assets (%)                        5.39       5.81      6.04       6.40       6.48

 Portfolio turnover rate (%)                                                   823.06     756.50    952.81     694.24   1,926.32
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         31,860     65,163   118,102    170,290    160,748

(1)  EFFECTIVE FEBRUARY 2, 1997, CLASS A SHARES WERE REDESIGNATED AS INSTITUTIONAL SHARES.



                                                                                            YEAR ENDED SEPTEMBER 30,
 INVESTOR SHARES                                                               1999       1998      1997(1)    1996       1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            2.02       1.99      1.99       2.00       1.97

 Investment operations:  Investment income -- net                                 .10        .11       .12        .12        .13

                         Net realized and unrealized gain (loss)
                         on investments                                          (.05)       .03        --       (.01)       .03

 Total from investment operations                                                 .05        .14       .12        .11        .16

 Distributions:          Dividends from investment income -- net                 (.10)      (.11)     (.12)      (.12)      (.13)

 Net asset value, end of period                                                  1.97       2.02      1.99       1.99       2.00

 Total return (%)                                                                2.68       7.30      5.97       5.76       8.17
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .45        .45       .45        .45        .45

 Ratio of net investment income to average net assets (%)                        5.16       5.57      5.83       6.13       6.35

 Portfolio turnover rate (%)                                                   823.06     756.50    952.81     694.24   1,926.32
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         14,643     10,296    35,296     24,490      5,964

(1)  EFFECTIVE FEBRUARY 2, 1997, CLASS B SHARES WERE REDESIGNATED AS INVESTOR SHARES.

4



<PAGE 4>

Investor Account Information

ACCOUNT POLICIES

THE FUND OFFERS TWO CLASSES OF SHARES --Institutional shares and Investor shares.

THE FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services.

INSTITUTIONAL SHARES AND INVESTOR SHARES are identical, except as to the services offered to, and the expenses borne by, each class. Holders of Investor shares, for example, will receive certain account maintenance services pursuant to a Service Plan adopted under Rule 12b-1 of the 1940 Act that are not provided to holders of Institutional shares. Generally, these services will include the provision of a consolidated statement and checkwriting privileges. Under the Service Plan, the fund pays distribution and service fees at the annual rate of 0.25% of the average daily net assets attributable to Investor shares.



Buying shares

FUND SHARES ARE SOLD AT NET ASSET VALUE per share ("NAV"), which generally is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued generally by using available market quotations or at fair value which may be determined by one or more pricing services approved by the fund's board.

INVESTORS WILL NEED TO CHOOSE a share class before making an initial investment. All investments must be in U.S. dollars. Third-party checks cannot be accepted. An investor may be charged a fee for any check that does not clear.

--------------------------------------------------------------------------------

Minimum investments

                                   Initial                  Additional
--------------------------------------------------------------------------------

INSTITUTIONAL SHARES               $10,000,000*               NONE

INVESTOR SHARES                    $10,000,000*               NONE

*The minimum initial investment is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among the fund and the Dreyfus Cash Management Funds listed below; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds identified below.

The Dreyfus Cash Management Funds include:

*  Dreyfus Cash Management

*  Dreyfus Cash Management Plus, Inc.

*  Dreyfus Government Cash Management

*  Dreyfus Government Prime Cash Management

*  Dreyfus New York Municipal Cash Management

*  Dreyfus Municipal Cash Management Plus

*  Dreyfus Tax Exempt Cash Management

*  Dreyfus Treasury Cash Management

*  Dreyfus Treasury Prime Cash Management

                                          Investor Account Information      5




<PAGE 5>

ACCOUNT POLICIES (CONTINUED)

Selling shares

INVESTORS MAY SELL (REDEEM) THEIR SHARES at any time. An investor's shares will be sold at the next NAV calculated after the investor's order is accepted by the fund's transfer agent or other authorized entity. Any share certificates representing fund shares being sold must be returned with the redemption request. An investor's order will be processed promptly and the investor generally will receive the proceeds within a week.

IF AN INVESTOR'S ORDER IS RECEIVED in proper form by Dreyfus Institutional Services Division, or other authorized entity, by 4:00 p.m. Eastern time, the shares will receive the dividend declared on that day, and the proceeds of the sale ordinarily will be transmitted in federal funds on the next business day.



General policies

UNLESS THE INVESTOR declines telephone privileges, the investor may be responsible for any fraudulent telephone orders as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

* change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions or during unusual market conditions)

The fund also may make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).



DISTRIBUTIONS AND TAXES

THE FUND GENERALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net capital gains it has realized once a year. Distributions will be reinvested in fund shares unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

EACH SHARE CLASS will generate a different dividend because each has different expenses.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless the fund shares are held in a tax-deferred account). The tax status of any distribution is the same regardless of how long an investor has been in the fund and whether the investor reinvests distributions or takes them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for
distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Dividends attributable to interest from direct obligations of the United States currently are not subject to state personal income tax. Dividends attributable to interest from the entry into repurchase agreements may be subject to state tax.

Because each investor's tax situation is unique, each investor should consult his or her tax professional about federal, state and local tax consequences.



Taxes on transactions

Except between tax-deferred accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also may be a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.

6




<PAGE 6>

SERVICES FOR FUND INVESTORS

Exchange privilege

INVESTORS MAY PURCHASE, IN EXCHANGE for Institutional shares or Investor shares of the fund, shares of the same class of the Dreyfus Cash Management Funds designated herein, which have different investment objectives that may be of interest to investors. Investors should read the current prospectus for any fund into which they are exchanging before investing. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE ENABLES an investor to invest regularly (on a semi-monthly, quarterly or annual basis), in exchange for Institutional shares or Investor shares of the fund, in shares of the same class of the Dreyfus Cash Management Funds designated herein, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.


                                         Investor Account Information      7



<PAGE 7>

INSTRUCTIONS FOR ACCOUNTS

   TO OPEN AN ACCOUNT



 By Telephone

WIRE  Transmit your investment to The
Bank of New York, with these instructions:
* ABA# 021000018
* DDA# 8900118458
* the fund name
* fund number:
  Institutional shares: 721
  Investor shares: 680
* the investor's tax ID or
  Social Security number
* account registration
* dealer code (if applicable)
Attn: Lion System

Call us to obtain an account number.
Return a completed application.


Via Computer Facilities

Access Lion Remote System, input new
account data and retrieve account
number for your records.





TO ADD TO AN ACCOUNT



WIRE  Transmit your investment to The
Bank of New York, with these instructions
* ABA# 021000018
* DDA# 8900118458
* fund number:
  Institutional shares: 721
  Investor shares: 680
* the fund name
* account number
* account registration
* dealer code (if applicable)
Attn: Lion System



Access Lion Remote System.
Enter:
* account number
* fund number:
  Institutional shares: 721
  Investor shares: 680
* amount to buy

Print a report of transactions
for your records.




TO SELL SHARES


WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

Access Lion Remote System, confirm bank
account information or select from
multiple wire instructions. Enter:
* account number
* fund number:
  Institutional shares: 721
  Investor shares: 680
* amount to sell

Print a report of transactions for
your records.



To open an account, make subsequent investments or to sell shares, please contact your Dreyfus Sales Representative or 1-800-346-3621. In New York, call 1-718-895-1650. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local access dial up network or use their Internet access with a digital certificate for 128-bit encryption security.


PLEASE CALL A DREYFUS REPRESENTATIVE AT 1-800-221-1295

or access our Internet site at WWW.LIONSALES.COM for more information.



Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers.

8







<PAGE 8>

[This page intentionally left blank.]






For More Information

Dreyfus Institutional
Short Term Treasury Fund
--------------------------------------
SEC file number:  811-7097

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).



To obtain information:


BY TELEPHONE
Call your financial representative or 1-888-454-6642


BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 2000 Dreyfus Service Corporation
721P0200